Brett Agnew Vice President- Associate General Counsel 8300 Mills Civic Parkway, West Des Moines, IA 50266 Phone: 515-327-5890 | Department Fax: 515-221-4813 bagnew @sfgmembers.com

May 2, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Midland National Life Separate Account C

File Nos. 333-255058; 811-07772

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, Midland National Life Insurance Company certifies that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recent post-effective amendment to the registration statement that was filed via EDGAR.

Please contact me with any questions.

Sincerely,

/s/ Brett Agnew

Brett L. Agnew

Vice President – Associate General Counsel

MidlandNational.com